SUPPLEMENTARY BALANCE SHEET INFORMATION (Schedule of Other Current Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Receivables in respect of capital leases (see c below)	$ 4,130	$ 3,129
VAT receivables	2,211	2,428
Prepaid expenses	2,784	3,404
Deferred charges	8,611	7,989
Tax receivables	976	1,582
Employees	75	1,155
Income receivable	3,210	118
Advance payments to suppliers	1,300	1,268
Short-term deferred taxes	62	55
Receivables from aborted merger	2,750	2,750
Hedging instruments	1,363
Other	1,668	1,889
Other current assets	$ 29,140	$ 25,767